As filed with the U. S. Securities and Exchange Commission on August 2, 2013

Securities Act File No.  333-165401

Investment Company Act File No.  811-22395

U. S.  SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C.  20549

_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

PRE-EFFECTIVE AMENDMENT NO. [  ]

POST-EFFECTIVE AMENDMENT NO. [4]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

AMENDMENT NO. [6]

__________________________________________________________________

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact Name of Registrant as Specified in its Charter)

1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (856) 210-6779

Peter C. Zeuli
Philadelphia Investment Partners, LLC
1233 Haddonfield – Berlin Road, Suite #7
Voorhees, NJ 08043

(Name and Address of Agent for Service)

Copy to:

Terrance James Reilly, Esq.
Montgomery, McCracken, Walker & Rhoads, LLP
123 South Broad Street
Avenue of the Arts
Philadelphia, PA  19109

It is proposed that this filing will become effective:

X

 immediately upon filing pursuant to paragraph (b)

 on

 pursuant to paragraph (b)

 60 days after filing pursuant to paragraph (a)(1)

 on

 pursuant to paragraph (a)(1)

 75 days after filing pursuant to paragraph (a)(2)

 on

 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Voorhees and State of New Jersey on August 2, 2013.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

By:

/s/  PETER C. ZEULI

Name:  Peter C. Zeuli

Title:    President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:

/s/  PETER C. ZEULI

August 2, 2013

Name:  Peter C. Zeuli

Title:    Trustee, Chief Executive Officer and

Chief Financial Officer

By:  /s/  SALVATORE M. CUTRONA, SR.

*

August 2, 2013

Name:  Salvatore M. Cutrona, Sr.

Title:    Trustee

By:  /s/  RONALD H. SHEAR *

August 2, 2013

Name:  Ronald H. Shear

Title:    Trustee

By:  /s/  ERIC J. WEINBERG *

August 2, 2013

Name:  Eric J. Weinberg

Title:    Trustee

By:  /s/  JOHN D. ZOOK *

August 2, 2013

Name:  John D. Zook

Title:    Trustee

*  By:

/s/  PETER C. ZEULI

August 2, 2013

Name:  Peter C. Zeuli

Title:    Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase